Significant subsidiaries and equity method investments (Details) In Millions, unless otherwise specified	12 Months Ended																																																																																		1 Months Ended	12 Months Ended
	Dec. 31, 2011 Credit Suisse AG CHF	Dec. 31, 2011 AJP Cayman Ltd JPY (¥)	Dec. 31, 2011 Banco Credit Suisse (Brasil) S.A. BRL	Dec. 31, 2011 Banco Credit Suisse (Mexico), S.A. MXN	Dec. 31, 2011 Banco de Investimentos Credit Suisse (Brasil) S.A. BRL	Dec. 31, 2011 Boston Re Ltd. USD ($)	Dec. 31, 2011 Casa de Bolsa Credit Suisse (Mexico), S.A. de C.V. MXN	Dec. 31, 2011 CJSC Bank Credit Suisse (Moscow) USD ($)	Dec. 31, 2011 Column Financial, Inc. USD ($)	Dec. 31, 2011 Credit Suisse (Australia) Limited AUD	Dec. 31, 2011 Credit Suisse (Brasil) Distribuidora de Titulos e Valoes Mobiliarios S.A. BRL	Dec. 31, 2011 Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliarios BRL	Dec. 31, 2011 Credit Suisse (Deutschland) Aktiengesellschaft EUR (€)	Dec. 31, 2011 Credit Suisse (France) EUR (€)	Dec. 31, 2011 Credit Suisse (Gibraltar) Limited GBP (£)	Dec. 31, 2011 Credit Suisse (Guernsey) Limited USD ($)	Dec. 31, 2011 Credit Suisse (Hong Kong) Limited HKD	Dec. 31, 2011 Credit Suisse (Italy) S.P.A. EUR (€)	Dec. 31, 2011 Credit Suisse (Luxembourg) S.A. CHF	Dec. 31, 2011 Credit Suisse (Monaco) S.A.M. EUR (€)	Dec. 31, 2011 Credit Suisse (Singapore) Limited SGD	Dec. 31, 2011 Credit Suisse (UK) Limited GBP (£)	Dec. 31, 2011 Credit Suisse (USA), Inc. USD ($)	Dec. 31, 2011 Credit Suisse Asset Management (UK) Holding Limited GBP (£)	Dec. 31, 2011 Credit Suisse Asset Management Fund Services (Luxembourg) S.A.C CHF	Dec. 31, 2011 Credit Suisse Asset Management Funds (UK) Limited GBP (£)	Dec. 31, 2011 Credit Suisse Funds AG CHF	Dec. 31, 2011 Credit Suisse Asset Management Funds S.p.A. S.G.R. EUR (€)	Dec. 31, 2011 Credit Suisse Holding Europe (Luxembourg) S.A. CHF	Dec. 31, 2011 Credit Suisse Asset Management Immobilien Kapitalanlagegesellschaft mbH EUR (€)	Dec. 31, 2011 Credit Suisse Asset Management International Holding Ltd CHF	Dec. 31, 2011 Credit Suisse Asset Management Investments Ltd CHF	Dec. 31, 2011 Credit Suisse Asset Management Ltd GBP (£)	Dec. 31, 2011 Credit Suisse Asset Management, LLC USD ($)	Dec. 31, 2011 Credit Suisse Capital (Guernsey) I Limited USD ($)	Dec. 31, 2011 Credit Suisse Capital Funding, Inc. USD ($)	Dec. 31, 2011 Credit Suisse Capital LLC USD ($)	Dec. 31, 2011 Credit Suisse Energy LLC USD ($)	Dec. 31, 2011 Credit Suisse Equities (Australia) Limited AUD	Dec. 31, 2011 Credit Suisse Finance (Guernsey) Limited USD ($)	Dec. 31, 2011 Credit Suisse Finance (India) Private Limited INR	Dec. 31, 2011 Credit Suisse First Boston (Latin America Holdings) LLC USD ($)	Dec. 31, 2011 Credit Suisse First Boston Finance B.V. EUR (€)	Dec. 31, 2011 Credit Suisse First Boston Mortgage Capital LLC USD ($)	Dec. 31, 2011 Credit Suisse Fund Management S.A. CHF	Dec. 31, 2011 Credit Suisse Holdings (Australia) Limited AUD	Dec. 31, 2011 Credit Suisse Holdings (USA), Inc. USD ($)	Dec. 31, 2011 Credit Suisse International USD ($)	Dec. 31, 2011 Credit Suisse Leasing 92A, L.P. USD ($)	Dec. 31, 2011 Credit Suisse Life and Pensions AG CHF	Dec. 31, 2011 Credit Suisse Life (Bermuda) Ltd. USD ($)	Dec. 31, 2011 Credit Suisse Loan Funding LLC USD ($)	Dec. 31, 2011 Credit Suisse Management LLC USD ($)	Dec. 31, 2011 Credit Suisse Principal Investments Limited JPY (¥)	Dec. 31, 2011 Credit Suisse Private Equity, LLC USD ($)	Dec. 31, 2011 Credit Suisse PSL GmbH CHF	Dec. 31, 2011 Credit Suisse Securities (Canada), Inc CAD	Dec. 31, 2011 Credit Suisse Securities (Europe) Limited USD ($)	Dec. 31, 2011 Credit Suisse Securities (Hong Kong) Limited HKD	Dec. 31, 2011 Credit Suisse Securities (India) Private Limited INR	Dec. 31, 2011 Credit Suisse Securities (Japan) Limited JPY (¥)	Dec. 31, 2011 Credit Suisse Securities (Johannesburg) (Proprietary) Limited ZAR	Dec. 31, 2011 Credit Suisse Securities (Malaysia) Sdn. Bhd. MYR	Dec. 31, 2011 Credit Suisse Securities (Moscow) RUB	Dec. 31, 2011 Credit Suisse Securities (Singapore) Pte Limited SGD	Dec. 31, 2011 Credit Suisse Securities (Thailand) Limited THB	Dec. 31, 2011 Credit Suisse Securities (USA) LLC USD ($)	Dec. 31, 2011 CS Non-Traditional Products Ltd. USD ($)	Dec. 31, 2011 DLJ Capital Corporation USD ($)	Dec. 31, 2011 DLJ Mortgage Capital, Inc. USD ($)	Dec. 31, 2011 JO Hambro Investment Management Limited GBP (£)	Dec. 31, 2011 Merban Equity AG CHF	Dec. 31, 2011 SPS Holding Corporation USD ($)	Dec. 31, 2011 Whist Equity Trading LLC USD ($)	Dec. 31, 2011 PT Credit Suisse Securities Indonesia IDR	Dec. 31, 2011 Asset Management Finance LLC USD ($)	Dec. 31, 2011 Credit Suisse Saudi Arabia SAR	Dec. 31, 2011 Credit Suisse (Qatar) LLC USD ($)	Dec. 31, 2011 Credit Suisse Hedging-Griffo Investimentors S.A. BRL	Dec. 31, 2011 E.L. and C. Baillieu Stockbroking (Holdings) Pty Ltd	Dec. 31, 2011 Credit Suisse Founder Securities Limited	Dec. 31, 2011 ICBC Credit Suisse Asset Management Co., Ltd.	Feb. 29, 2012 Aberdeen Asset Management PLC	Dec. 31, 2011 Aberdeen Asset Management PLC	Dec. 31, 2011 York Capital Management	Dec. 31, 2011 BANK-now AG CHF	Dec. 31, 2011 Credit Suisse Group Finance (U.S.) Inc. USD ($)	Dec. 31, 2011 CS LP Holdings AG CHF	Dec. 31, 2011 Credit Suisse Trust AG CHF	Dec. 31, 2011 Credit Suisse Trust Holdings Limited GBP (£)	Dec. 31, 2011 Inreska Limited GBP (£)	Dec. 31, 2011 Wincasa AG CHF	Dec. 31, 2011 Neue Aargauer Bank AG CHF	Dec. 31, 2011 Clariden Leu Holding AG CHF	Dec. 31, 2011 Clariden Leu AG CHF	Dec. 31, 2011 Clariden Leu Financial Products (Guemsey) Ltd. GBP (£)	Dec. 31, 2011 Clariden Leu Immobilien AG CHF	Dec. 31, 2011 Savoy Hotel Baur en Ville AG CHF	Dec. 31, 2011 Credit Suisse Group Finance (Guernsey) Limited	Dec. 31, 2011 SECB Swiss Euro Clearing Bank GmbH	Dec. 31, 2011 Swisscard AECS AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	99.00%	83.00%	71.00%	60.00%	50.00%	25.00%	33.00%	25.00%		20.00%	5.00%
Equity interest in %	100.00%																																																																																					100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	88.00%	100.00%	25.00%	50.00%
Nominal capital in million	4,399.7	¥ 8,025.6	53.6	1,716.7	164.8	$ 2.0	274.1	$ 37.8	$ 0	34.1	5.0	98.4	€ 130.0	€ 52.9	£ 5.0	$ 6.1	3,809.9	€ 109.6	43.0	€ 12.0	621.3	£ 126.8	$ 0	£ 144.2	1.5	£ 15.5	7.0	€ 5.0	32.6	€ 6.1	20.0	0.1	£ 45.0	$ 1,064.7	$ 0	$ 0	$ 737.6	$ 0	62.5	$ 0.2	1,050.1	$ 23.8	€ 0	$ 349.5	0.3	3.0	$ 4,185.6	$ 4,389.6	$ 75.6	15.0	$ 1.0	$ 0	$ 894.5	¥ 3,324.0	$ 42.2	0	3.4	$ 4,277.3	530.9	2,214.8	¥ 78,100.0	0	100.0	97.1	30.0	500.0	$ 3,837.8	$ 0.1	$ 4.0	$ 0	£ 0	0.1	$ 0.1	$ 140.4	235,000.0	$ 341.6	300.0	$ 10.0	49.2							30.0	$ 600.0	0.1	5.0	£ 2.0	£ 3.0	1.5	134.1	8.1	50.0	£ 0	1.0	7.5
Equity interest held by other subsidiary in %																			58.00%																													94.00%
Voting rights held by other subsidiary in %																							43.00%																									80.00%
Sale of ownership interest percentage in Aberdeen Asset Management (as a percent)																																																																																			10.00%